Income Tax - Deferred tax assets and liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Accrued payroll and expense	¥ 206,180	¥ 188,826
Net loss carryforward	386,749	362,443
Financial subsidy	20,009	15,790
Depreciation for property and equipment	179,774	137,440
Unrealized gain from intragroup transactions	20,545	28,986
Provision for allowance for credit losses	121,898	58,076
Deferred tax assets in subtotal	935,155	791,561
Valuation allowance on deferred tax assets	(55,383)	(41,464)
Total deferred tax assets	879,772	750,097
Deferred tax liabilities:
Difference in basis of land use rights	(131,412)	(134,928)
Difference in basis of property and equipment	(299,529)	(205,763)
Difference in basis of intangible assets	(3,859)	(4,881)
Unrealized investment gain	(900)	(900)
Dividend withholding tax	(202,500)
Total deferred tax liabilities	¥ (638,200)	¥ (346,472)